Exhibit 99.4

Colony Starwood Homes 2017-1 Trust

Single-Family Rental Pass-Through Certificates

Report To:

Colony Starwood Homes Partnership, L.P.

CSH Depositor, LLC

18 July 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 Fax:+1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Colony Starwood Homes Partnership, L.P.

CSH Depositor, LLC

8665 E Hartford Drive, Suite 200

Scottsdale, Arizona 85255

Re:	Colony Starwood Homes 2017-1 Trust (the “Issuing Entity”) Single-Family Rental Pass-Through Certificates (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by Colony Starwood Homes Partnership, L.P. (the “Securitization Sponsor”), CSH Depositor, LLC (the “Depositor”) and Deutsche Bank Securities Inc. (“Deutsche Bank,” together with the Securitization Sponsor and Depositor, the “Specified Parties”), solely to assist the Depositor in evaluating the accuracy of certain information with respect to a pool of single-family rental properties (the “Properties”) pledged to secure a loan (the “Loan”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Securitization Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.	Labeled “CSH 2017-1_Diligence Tape_v1.xlsx” (the “Preliminary Data File”) that the Securitization Sponsor, on behalf of the Depositor, indicated contains information as of 31 May 2017 (the “Property Cut-off Date”) relating to certain single-family rental properties (the “Preliminary Properties”) that are expected to be representative of the Properties,

ii.	Labeled “CSH 2017-1_Diligence Tape_v3.xlsx” (the “Data File,” together with Preliminary Data File, the “Property Data Files”) that the Securitization Sponsor, on behalf of the Depositor, indicated contains information relating to the Properties as of the Property Cut-off Date,

iii.	Labeled “Colony Tie out.xlsx” (the “BPO Support File”) that the Securitization Sponsor, on behalf of the Depositor, indicated contains certain information that was obtained by the Securitization Sponsor from certain third-party vendors relating to each Property as of the Property Cut-off Date,

iv.	Labeled “MayCostBasis.xlsx” (the “Cost Support Schedule”) that the Securitization Sponsor, on behalf of the Depositor, indicated contains certain cost information relating to certain Properties,

a. (continued)

v.	Labeled “05.31.17 Custom AR Report.xlsx” (the “Delinquency Support File”) that the Securitization Sponsor, on behalf of the Depositor, indicated contains delinquency information relating to certain Properties as of the Property Cut-off Date,

vi.	Labeled “HOA Report.xlsx” (the “HOA Flag Support File”) that the Securitization Sponsor, on behalf of the Depositor, indicated contains certain homeowner association information relating to certain Properties as of the Property Cut-off Date,

vii.	Labeled “CBSAMapping.xlsx” (the “MSA Support File,” together with the Cost Support Schedule, Delinquency Support File and HOA Flag Support File, the “Additional Source Files”) that the Securitization Sponsor, on behalf of the Depositor, indicated contains metropolitan statistical area information relating to certain zip codes,

viii.	Labeled “GI Purchase Price Allocations.xlsx” (the “GI Portfolio Schedule”) that the Securitization Sponsor, on behalf of the Depositor, indicated contains certain purchase price information relating to certain Preliminary Properties (the “GI Properties”) and

ix.	Labeled “Sway Purchase Price Summary (PwC tie-out).xlsx” (the “SWAY Portfolio Schedule,” together with the GI Portfolio Schedule, the “GI & SWAY Portfolio Schedules” and together with the Additional Source Files, the “Additional Sources”) that the Securitization Sponsor, on behalf of the Depositor, indicated contains certain purchase price information relating to certain Preliminary Properties (the “SWAY Properties,” together with the GI Properties, the “GI & SWAY Properties”)

b.	Copies of a:

i.	Report dated 29 June 2017 that the Securitization Sponsor, on behalf of the Depositor, indicated contains information relating to the acquisition of the GI Properties (the “GI Form 8-K”) and

ii.	Report dated 8 January 2016 that the Securitization Sponsor, on behalf of the Depositor, indicated contains information relating to the merger between Starwood Waypoint Residential Trust and Colony American Homes, Inc. (the “SWAY Form 8-K”),

c.	Imaged copies of the:

i.	Lease agreement, lease addendum, lease amendment and/or lease renewal (collectively and as applicable, the “Lease Agreement”),

ii.	Purchase agreement, residential purchase agreement, addendum to residential purchase agreement, bulk purchase agreement and/or price allocation schedule (collectively and as applicable, the “Purchase Agreement”),

iii.	Bid receipt and bid schedule (collectively and as applicable, the “Bid Receipt”),

iv.	Certificate of title (the “Certificate of Title”),

v.	Settlement statement (the “Settlement Statement”) and

vi.	Deed of trust (the “Deed of Trust,” together with the Lease Agreement, Purchase Agreement, Bid Receipt, Certificate of Title and Settlement Statement, the “Source Documents” and together with the GI & SWAY Portfolio Schedules, GI Form 8-K and SWAY Form 8-K, the “Sources”)

relating to the Sample Properties (as defined in Attachment A),

d.	The list of relevant characteristics (the “Sample Characteristics”) on the Property Data Files, which are listed on Exhibit 1 to Attachment A, that the Securitization Sponsor, on behalf of the Depositor, instructed us to compare to the corresponding information contained on, or to the corresponding information we recalculated using information contained on, the Sources,

e.	The list of relevant characteristics on the Data File, which are listed below:

i.	Home street address,

ii.	Home city,

iii.	Home zip code,

iv.	Home county,

v.	Home state,

vi.	Pool flag (yes/no),

vii.	Most recent BPO value (recommended as-is sale) and

viii.	BPO date

(collectively, the “BPO Characteristics”) that the Securitization Sponsor, on behalf of the Depositor, instructed us to compare to the corresponding information contained on the BPO Support File,

f.	The list of relevant characteristics (the “Additional Sample Characteristics”) on the Data File, which are listed on Exhibit 3 to Attachment A, that the Securitization Sponsor, on behalf of the Depositor, instructed us to:

i.	Recalculate using the corresponding information on the Data File or

ii.	Compare to the corresponding information contained on the Additional Sources and

g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Property Data Files, BPO Support File, Additional Source Files, Sources, Sample Characteristics, BPO Characteristics, Additional Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Property Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the BPO Support File, Additional Source Files, Sources or any other information provided to us by the Securitization Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. We have not verified, and we make no representation as to, the accuracy, completeness, or reasonableness of any information related to the Loan. Accordingly, we make no representation and express no opinion as to (a) the existence of the Loan, Preliminary Properties or Properties, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Securitization Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Loan,

iii.	Whether the originator of the Loan complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Loan or Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

18 July 2017

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.	As instructed by the Securitization Sponsor, on behalf of the Depositor, we randomly selected a sample of:

a.	861 Preliminary Properties (the “Base Sample Properties”) with an upsizing value of “Base,” as shown on the Preliminary Data File, and

b.	304 Preliminary Properties (the “Upsized Sample Properties,” together with the Base Sample Properties, the “Sample Properties”) with an upsizing value of “Upsized,” as shown on the Preliminary Data File from the Preliminary Data File.

For the purpose of this procedure, the Securitization Sponsor, on behalf of the Depositor, did not inform us as to the basis for the methodology they instructed us to use to select the Sample Properties from the Preliminary Data File.

For the purpose of the procedures described in this report, the 1,165 Sample Properties are referred to as Sample Property Numbers 1 through 1165.

2.	For each Sample Property on the Preliminary Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on Preliminary Data File, to the corresponding information located on the Sources, subject to the qualifications, instructions, assumptions and methodologies provided by the Securitization Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source(s) that we were instructed by the Securitization Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

3.	For each single-family rental property on the Preliminary Data File and Data File, we compared the information identifying each single-family rental property (the “HMY ID”), as shown on Preliminary Data File, to the corresponding HMY ID, as shown on the Data File, and noted that:

a.	All of the Properties included on the Data File were included on Preliminary Data File,

b.	22 of the Preliminary Properties included on Preliminary Data File were not included on the Data File (the “Removed Preliminary Properties”) and

c.	Five of the Removed Preliminary Properties were Sample Properties (the “Removed Sample Properties”).

The Removed Sample Properties are Sample Property Numbers 184, 196, 203, 957 and 1037.

4.	For the 1,160 Sample Properties included on the Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information that we identified in performing the procedures described in Item 2. All such compared information was in agreement.

Attachment A Page 2 of 2

5.	For each Property on the Data File, we compared the BPO Characteristics, as shown on the Data File, to the corresponding information on the BPO Support File. All such compared information was in agreement.

6.	For each Property on the Data File, we compared the Additional Sample Characteristics listed on Exhibit 3 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Additional Sources and/or the Data File, as applicable, subject to the qualifications, instructions, assumptions and methodologies provided by the Securitization Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 3 to Attachment A. The Additional Sources (as applicable), that we were instructed by the Securitization Sponsor, on behalf of the Depositor, to use for each Additional Sample Characteristic are shown on Exhibit 3 to Attachment A. All such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Source(s)	Note(s)

Acquisition type	(a) GI Portfolio Schedule, (b) SWAY Portfolio Schedule, (c) Bid Receipt, (d) Bid Receipt and Certificate of Title or (e) Purchase Agreement or Deed of Trust	i., ii.

Acquisition date	(a) GI Form 8-K, (b) SWAY Form 8-K, (c) Purchase Agreement, Bid Receipt, Settlement Statement or Deed of Trust or (d) Bid Receipt and Certificate of Title	ii., iii., iv.

Purchase price	(a) GI Portfolio Schedule or SWAY Portfolio Schedule, (b) Purchase Agreement, Bid Receipt, Settlement Statement or Deed of Trust or (c) Bid Receipt and Certificate of Title	ii., v., vi.

Actual rent	Lease Agreement	vi., vii.

Lease start date	Lease Agreement	vii.

Lease end date	Lease Agreement	vii.

Section 8 status	Lease Agreement	vii.

Notes:

i.	For the purpose of comparing the acquisition type Sample Characteristic for each Sample Property, the Securitization Sponsor, on behalf of the Depositor, instructed us to consider the acquisition type as:

(a)	“GI Portfolio,” if the Sample Property is included on the GI Portfolio Schedule,

(b)	“Sway,” if the Sample Property is included on the SWAY Portfolio Schedule,

(c)	“Trustee,” if there was a corresponding Bid Receipt provided (subject to the methodology described in note ii. below),

(d)	“Portfolio,” if:

(1)	The Purchase Agreement or Deed of Trust referenced the acquisition of more than one property or

(2)	(i) The Purchase Agreement or Dead of Trust referenced the acquisition of a lot and (ii) the portfolio value is not <blank>, as shown on the Preliminary Data File, or

(e)	“Single Asset,” for any remaining Sample Property for which the criteria described in (a) through (d) above did not apply.

Exhibit 1 to Attachment A

Notes:	(continued)

ii.	For the purpose of comparing the acquisition type, acquisition date and purchase price Sample Characteristics for Sample Property Number 1163, the Securitization Sponsor, on behalf of the Depositor, instructed us to use the case number, as shown on the Certificate of Title, to identify the Sample Property on the corresponding Bid Receipt.

iii.	For the purpose of comparing the acquisition date Sample Characteristic for each GI Property, the Securitization Sponsor, on behalf of the Depositor, instructed us to use the date of report, as shown on the GI Form 8-K Source.

For the purpose of comparing the acquisition date Sample Characteristic for each SWAY Property, the Securitization Sponsor, on behalf of the Depositor, instructed us to use the closing date, as shown on the SWAY Form 8-K Source.

For the purpose of comparing the acquisition date Sample Characteristic for each Sample Property that is not a GI & SWAY Property (except for Sample Property Number 1163), the Securitization Sponsor, on behalf of the Depositor, provided one or more of the Purchase Agreement, Bid Receipt, Settlement Statement and Deed of Trust Sources. The Securitization Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Source. We performed no procedures to reconcile any differences that may exist between various Sources for the acquisition date Sample Characteristic.

For the purpose of comparing the acquisition date Sample Characteristic for Sample Property Number 1163, the Securitization Sponsor, on behalf of the Depositor, instructed us to use the Bid Receipt as the Source (subject to the methodology described in note ii. above).

iv.	For the purpose of comparing the acquisition date Sample Characteristic for each Sample Property, the Securitization Sponsor, on behalf of the Depositor, instructed us to note agreement if the month and year of the acquisition date on the Preliminary Data File agrees with the month and year of the acquisition date on the applicable Source (subject to the methodology described in notes ii. and iii. above).

Exhibit 1 to Attachment A

Notes:	(continued)

v.	For the purpose of comparing the purchase price Sample Characteristic for each GI & SWAY Property, the Securitization Sponsor, on behalf of the Depositor, instructed us to use the GI & SWAY Portfolio Schedules as the Source.

For the purpose of comparing the purchase price Sample Characteristic for each Sample Property that is not a GI & SWAY Property (except for Sample Property Number 1163), the Securitization Sponsor, on behalf of the Depositor, provided one or more of the Purchase Agreement, Bid Receipt, Settlement Statement and Deed of Trust Sources. The Securitization Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Source. We performed no procedures to reconcile any differences that may exist between various Sources for the purchase price Sample Characteristic.

For the purpose of comparing the purchase price Sample Characteristic for Sample Property Number 1163, the Securitization Sponsor, on behalf of the Depositor, instructed us to use the Bid Receipt as the Source (subject to the methodology described in note ii. above).

vi.	For the purpose of comparing the purchase price and actual rent Sample Characteristics, the Securitization Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

vii.	The Securitization Sponsor, on behalf of the Depositor, instructed us not to compare the actual rent, lease start date, lease end date and section 8 status Sample Characteristics for each Sample Property that has a current home status of “Vacant,” as shown on the Preliminary Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the qualifications, instructions, assumptions and methodologies provided by the Securitization Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Preliminary Data File Sample Characteristic Differences

Sample Property Number	Sample Characteristic	Preliminary Data File Value	Source Value

3	Lease start date	09/27/2015	10/02/2015

30	Actual rent	$1,715.00	$1,759.00

31	Actual rent	$1,550.00	$1,640.00

47	Lease end date	06/26/2017	06/26/2018

176	Lease start date	08/08/2017	07/25/2016
	Lease end date	08/06/2018	08/07/2017

312	Acquisition type	Single Asset	Portfolio

467	Lease end date	06/25/2018	06/30/2018

807	Purchase price	$210,000.00	$146,000.00

923	Actual rent	$1,979.00	$1,921.00

1026	Actual rent	$1,770.27	$1,823.00

1040	Lease end date	01/26/2018	02/26/2018

Exhibit 3 to Attachment A

Additional Sample Characteristics and Additional Sources

Additional Sample Characteristic	Additional Source(s) or Recalculation	Note

Length of current lease	Recalculation	i.

Underwritten monthly net cash flow	Recalculation	ii.

Underwritten annual net cash flow	Recalculation	iii.

Months since acquisition	Recalculation	iv.

Total cost basis	GI Portfolio Schedule or Cost Support Schedule	v.

Closing and other allocated costs	(a) GI Portfolio Schedule, Cost Support Schedule and recalculation or (b) Cost Support Schedule and recalculation	vi.

Renter delinquency (y/n)	Delinquency Support File and recalculation	vii.

Metropolitan statistical area	MSA Support File

HOA (y/n)	HOA Flag Support File	viii.

Notes:

i.	For the purpose of comparing the length of current lease Additional Sample Characteristic for each Property with a current home status of “Occupied” (each, an “Occupied Property”), as shown on the Data File, the Securitization Sponsor, on behalf of the Depositor, instructed us to recalculate the length of current lease by:

(a)	Calculating the difference in days between the lease end date and lease start date, both as shown on the Data File, calculated on the basis of a 360-day year consisting of twelve 30-day months,

(b)	Dividing the result calculated in (a) by 30 and

(c)	Rounding the value calculated in (b) to one decimal place (XX.X).

The Securitization Sponsor, on behalf of the Depositor, instructed us not to compare the length of current lease Additional Sample Characteristic for each Property that is not an Occupied Property.

Exhibit 3 to Attachment A

Notes:	(continued)

ii.	For the purpose of comparing the underwritten monthly net cash flow Additional Sample Characteristic for each Property, the Securitization Sponsor, on behalf of the Depositor, instructed us to recalculate the underwritten monthly net cash flow as the difference between the:

(a)	Actual rent and

(b)	Sum of the:

(1)	Underwritten monthly vacancy/bad debt,

(2)	Underwritten monthly prop mgmt,

(3)	Underwritten monthly HOA dues,

(4)	Underwritten monthly insurance,

(5)	Underwritten monthly taxes,

(6)	Underwritten monthly leasing/marketing,

(7)	Underwritten monthly R&M,

(8)	Underwritten monthly maint./turnover and

(9)	Underwritten monthly capex reserve,

all as shown on the Data File.

iii.	For the purpose of comparing the underwritten annual net cash flow Additional Sample Characteristic for each Property, the Securitization Sponsor, on behalf of the Depositor, instructed us to recalculate the underwritten annual net cash flow by multiplying:

(a)	The underwritten monthly net cash flow, as recalculated in note ii. above, by

(b)	12.

iv.	For the purpose of comparing the months since acquisition Additional Sample Characteristic for each Property, the Securitization Sponsor, on behalf of the Depositor, instructed us to recalculate the months since acquisition by:

(a)	Taking the maximum of:

(1)	The difference in days between the Property Cut-off Date and acquisition date, as shown on the Data File, calculated on the basis of a 360-day year consisting of twelve 30-day months

and

(2)	0,

(b)	Dividing the result calculated in (a) by 30 and

(c)	Rounding the value calculated in (b) to the nearest integer.

v.	For the purpose of comparing the total cost basis Additional Sample Characteristic for each GI Property, the Securitization Sponsor, on behalf of the Depositor, instructed us to use the purchase price allocation, as shown on the GI Portfolio Schedule.

For the purpose of comparing the total cost basis Additional Sample Characteristic for each Property that is not a GI Property, the Securitization Sponsor, on behalf of the Depositor, instructed us to use the Cost Support Schedule as the Additional Source.

Exhibit 3 to Attachment A

Notes:	(continued)

vi.	For the purpose of comparing the closing and other allocated costs Additional Sample Characteristic for each GI Property, the Securitization Sponsor, on behalf of the Depositor, provided us with the following instructions:

(a)	Calculate the “Excess Purchase Price” as the difference between the:

(1)	Purchase price, as shown on the GI Portfolio Schedule, and

(2)	Purchase price, as shown on the Data File, and

(b)	Calculate the closing and other allocated costs as the sum of the:

(1)	Excess Purchase Price, as calculated in (a) above,

(2)	Acquisition cost, as shown on the Cost Support Schedule,

(3)	Impairment, as shown on the Cost Support Schedule, and

(4)	Other costs, as shown on the Cost Support Schedule,

as applicable.

For the purpose of comparing the closing and other allocated costs Additional Sample Characteristic for each Property that is not a GI Property, the Securitization Sponsor, on behalf of the Depositor, provided us with the following instructions:

(a)	Calculate the “Excess Purchase Price” as the difference between the:

(1)	Purchase, as shown on the Cost Support Schedule, and

(2)	Purchase price, as shown on the Data File, and

(b)	Calculate the closing and other allocated costs as the sum of the:

(1)	Excess Purchase Price, as calculated in (a) above,

(2)	Acquisition cost, as shown on the Cost Support Schedule,

(3)	Impairment, as shown on the Cost Support Schedule, and

(4)	Other costs, as shown on the Cost Support Schedule,

as applicable.

vii.	For the purpose of comparing the renter delinquency (y/n) Additional Sample Characteristic for each Property, the Securitization Sponsor, on behalf of the Depositor, instructed us to consider the renter delinquency (y/n) as:

(a)	“Yes,” if the sum of the aged receivables greater than 30 days, as shown on the Delinquency Support File, is greater than $200 and

(b)	“No,” if:

(1)	The sum of the aged receivables greater than 30 days, as shown on the Delinquency Support File, is less than or equal to $200 or

(2)	Such Property was not included on the Delinquency Support File.

viii.	For the purpose of comparing the HOA (y/n) Additional Sample Characteristic for each Property, the Securitization Sponsor, on behalf of the Depositor, instructed us to consider the HOA (y/n) as:

(a)	“Yes,” if the Property was included on the HOA Flag Support File and

(b)	“No,” if the Property was not included on the HOA Flag Support File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the qualifications, instructions, assumptions and methodologies provided by the Securitization Sponsor, on behalf of the Depositor, that are described in the notes above.